Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments
Note 18: Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments

Off-Balance Sheet Risk and Guarantees
At December 31, 2011, the Company was contingently liable with respect to approximately $724.9 million of bank guarantees and standby letters of credit issued on its behalf by major domestic and international financial institutions in connection with the delivery, installation and performance of the Company's products under contract with customers throughout the world. The Company was also liable to these financial institutions for financial letters of credit and other guarantees issued on its behalf totaling nearly $52.6 million, which provide security to third parties relating to the Company's ability to meet specified financial obligations, including payment of leases, customs duties, insurance and other matters. Additionally, the Company was liable for approximately $31.4 million of insurance bonds at December 31, 2011 relating to the requirements in certain foreign jurisdictions where the Company does business that the Company hold insurance bonds rather than bank guarantees.
    The Company's other off-balance sheet risks were not material at December 31, 2011.

Concentrations of Credit Risk and Major Customers
    Apart from its normal exposure to its customers, who are predominantly in the energy industry, the Company had no significant concentrations of credit risk at December 31, 2011. The Company typically does not require collateral for its customer trade receivables.  Allowances for doubtful accounts are recorded for estimated losses that may result from the inability of customers to make required payments.  See Note 4 of the Notes to Consolidated Financial Statements for additional information.
During 2011 and 2009, no individual customer accounted for more than 10% of the Company's consolidated revenues.  Largely as a result of major subsea project activity levels, revenue from a major customer of each of the Company's segments accounted for approximately 12% of the Company's consolidated 2010 revenues.

Fair Value of Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, short-term investments, trade receivables, trade payables, derivative instruments and debt instruments. The book values of trade receivables, trade payables and floating-rate debt instruments are considered to be representative of their respective fair values.
Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2011 and 2010:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents:
Cash	$491.7	$448.7	$–	$–	$–	$–	$491.7	$448.7
Money market funds	133.4	266.3	–	–	–	–	133.4	266.3
Commercial paper	–		140.4	778.7	–	–	140.4	778.7
U.S. treasury securities	–	162.7	–	–	–	–	–	162.7
U.S. non-governmental agency asset-backed securities	–	–	27.8	137.1	–	–	27.8	137.1
U.S. corporate obligations	29.1	–	–	–	–	–	29.1	–
Non-U.S. bank and other obligations	76.5	39.0	–	–	–	–	76.5	39.0
Short-term investments:
Commercial paper	–	–	213.5	–	–	–	213.5	–
U.S. Treasury securities	10.1	–	–	–	–	–	10.1	–
U.S. non-governmental agency asset-backed securities	–	–	77.3	–	–	–	77.3	–
U.S. corporate obligations	122.6	–	–	–	–	–	122.6	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	(13.8)	0.3	–	–	(13.8)	0.3
Interest rate contracts	–	–	1.4	4.8	–	–	1.4	4.8
	$863.4	$916.7	$446.6	$920.9	$–	$–	$1,310.0	$1,837.6

The amounts for cash equivalents were previously reported as being valued based on Level 1 market inputs.  It has been determined that the pricing methods for certain of these investments use significant other observable inputs and should be reported as Level 2.  This change had no impact on the reported fair value of cash equivalents for either of the periods presented.

Fair values for financial instruments utilizing level 2 inputs were determined from information obtained from third party pricing sources, broker quotes, calculations involving the use of market indices or mutual fund unit values determined based upon the valuation of the funds' underlying assets.

At December 31, 2011, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $1.47 billion as compared to the $1.25 billion face value of the debt recorded, net of original issue discounts, in the Company's Consolidated Balance Sheet.  At December 31, 2010, the fair value of the Company's fixed-rate debt (based on Level 1 quoted market rates) was approximately $1.55 billion as compared to the $1.25 billion face value of the debt.

Derivative Contracts
In order to mitigate the effect of exchange rate changes, the Company will often attempt to structure sales contracts to provide for collections from customers in the currency in which the Company incurs its manufacturing costs. In certain instances, the Company will enter into foreign currency forward contracts to hedge specific large anticipated receipts or disbursements in currencies for which the Company does not traditionally have fully offsetting local currency expenditures or receipts. The Company was party to a number of long-term foreign currency forward contracts at December 31, 2011. The purpose of the majority of these contracts was to hedge large anticipated non-functional currency cash flows on major subsea, drilling, valve or other equipment contracts involving the Company's United States operations and its wholly-owned subsidiaries in Italy, Romania, Singapore and the United Kingdom. Many of these contracts have been designated as and are accounted for as cash flow hedges with changes in the fair value of those contracts recorded in accumulated other comprehensive income (loss) in the period such change occurs.  Certain other contracts, many of which are centrally managed, are intended to offset other foreign currency exposures but have not been designated as hedges for accounting purposes and, therefore, any change in the fair value of those contracts are reflected in earnings in the period such change occurs.  The Company determines the fair value of its outstanding foreign currency forward contracts based on quoted exchange rates for the respective currencies applicable to similar instruments.
The Company manages its debt portfolio to achieve an overall desired position of fixed and floating rates and employs interest rate swaps as a tool to achieve that goal.  At December 31, 2011, the Company was a party to three interest rate swaps which effectively reduce the Company's rate on $400.0 million of its 6.375% fixed rate borrowings to an effective fixed interest rate of approximately 5.49% through January 15, 2012, the maturity date of all three swaps.   Each of the swaps provide for semiannual interest payments and receipts each January 15 and July 15 and provide for resets of the 3-month LIBOR rate to the then existing rate each January 15, April 15, July 15 and October 15.  At December 31, 2011, the fair value of the interest rate swaps was reflected on the Company's consolidated balance sheet as an asset with the change in the fair value of the swaps reflected as an adjustment to the Company's consolidated interest expense.
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2011 was as follows:

	Notional Amount Swaps	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2012	2012	2013	Total	2012	2013	Total
FX Forward Contracts
Notional currency in:
EUR	–	123.7	11.3	135.0	(25.2)	–	(25.2)
GBP	–	34.0	–	34.0	(16.2)	–	(16.2)
RON	–	–	–	–	(10.0)	–	(10.0)
NOK	–	90.0	–	90.0	(37.2)	–	(37.2)
SGD	–	13.2	–	13.2	–	–	–
USD	–	48.5	–	48.5	(88.9)	(6.7)	(95.6)

Interest Rate Swaps
USD	800.0	–	–	–	–	–	–

The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2011		2010
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$1.9	$7.0	$0.7	$1.8
Non-current	–	0.6	–	–
Total derivatives designated as hedges	1.9	7.6	0.7	1.8

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	2.5	10.6	1.4	–
Non-current	–	–	–	–

Interest rate swaps –
Current	1.4	–	–	–
Non-current	–	–	4.8	–
Total derivatives not designated as hedges	3.9	10.6	6.2	–

Total derivatives	$5.8	$18.2	$6.9	$1.8

The effects of derivative financial instruments on the Company's consolidated financial statements for the years ended December 31, 2011 and December 31, 2010 were as follows (dollars in millions):

	Effective Portion
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31,
	2011	2010	2009		2011	2010	2009

Foreign exchange contracts	$(6.3)	$(9.0)	$17.9	Revenues	$2.2	$(4.9)	$(17.3)

				Cost of Goods sold	(9.4)	(11.8)	$(8.4)

				Depreciation expense	(0.1)	(0.1)	(0.1)

	$(6.3)	$(9.0)	$17.9		$(7.3)	$(16.8)	$(25.8)

The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$(0.8)	$(0.7)	$2.8

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	(0.5)	2.7	1.1
Other costs	(9.3)	–	–

Equity call options –
Other costs	(12.2)	–	–

Interest rate swaps –
Interest, net	(0.2)	7.2	1.2
Total pre-tax gain (loss)	$(23.0)	$9.2	$5.1